INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVENTORY
Amount of inventory recognized as an expense	$ 43,178	$ 42,977
Wrote down material and supplies inventory	$ 79	$ 156